Deposits - Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Time Deposits, $250,000 or more	$ 62,863	$ 38,539
Time Deposits, Fiscal Year Maturity [Abstract]
2019	670,674
2020	248,938
2021	55,873
2022	47,190
2023	20,405
After 5 years	97
Total	$ 1,043,177